Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans to related parties activity [Roll Forward]
Balance, beginning	$ 14,479	$ 15,122
Additions	3,177	4,752
Reductions	(6,704)	(5,395)
Balance, ending	10,952	14,479
Unused commitments	680	665
Deposits from related parties	$ 3,778	$ 4,894